Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
		Weighted
		Average
	Shares	Fair Value
Nonvested at December 31, 2018	896,817	$16.94
Granted	1,857,328	10.86
Vested	(480,388)	15.02
Forfeited	(9,769)	18.94
Nonvested at December 31, 2019	2,263,988	$12.35
Granted	465,711	18.93
Vested	(1,730,734)	10.88
Forfeited	(171,743)	11.47
Nonvested at December 31, 2020	827,222	$19.29

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
		Average
	Shares	Fair Value
Nonvested at December 31, 2018	689,430	$17.64
Granted	131,216	19.17
Vested	(224,086)	17.61
Forfeited	(111,527)	16.50
Nonvested at December 31, 2019	485,033	$18.33
Granted	142,029	18.33
Vested	(310,867)	17.37
Forfeited	(26,075)	19.21
Nonvested at December 31, 2020	290,120	$19.33